Emerging Markets Value Portfolio

SHARE CLASS (TICKER): INSTITUTIONAL CLASS (DFEVX)

Summary Prospectus
February 28, 2023

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://www.dimensional.com/us-en/funds. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com. The Portfolio’s Prospectus and SAI, both dated February 28, 2023, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the Emerging Markets Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Emerging Markets Value Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)*,**

Management Fee	0.48%

Other Expenses	0.06%

Total Annual Fund Operating Expenses	0.54%

Fee Waiver and/or Expense Reimbursement	0.10%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%

*

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Feeder Portfolio from 0.41% to 0.38% effective as of February 28, 2022.

**

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

2 Dimensional Fund Advisors

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

The Example reflects the aggregate annual operating expenses of the Emerging Markets Value Portfolio and the Portfolio’s portion of the expenses of the Emerging Markets Value Fund.

PORTFOLIO TURNOVER

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Value Fund’s portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Value Portfolio invests substantially all of its assets in the Emerging Markets Value Fund. To achieve the Portfolio’s and the Series’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Emerging Markets Value Fund is designed to purchase emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). An equity issuer is considered to have a low relative price (i.e., a value stock) primarily

Emerging Markets Value Portfolio Summary Prospectus 3

because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Emerging Markets Value Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the value segments of the Approved Markets in which the Fund is authorized to invest. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Markets Value Fund may purchase emerging market equity securities across all market capitalizations.

The Advisor may also increase or reduce the Emerging Market Value Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Fund may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Emerging Markets Value Fund. Because many of the Emerging Markets Value Fund’s and the Portfolio’s investments may be denominated in foreign currencies, the Emerging Markets Value Fund and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

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Principal Risks

Because the value of your investment in the Emerging Markets Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China and Taiwan, which are considered emerging market countries by the Portfolio. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But

Emerging Markets Value Portfolio Summary Prospectus 5

there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Portfolio. The Emerging Markets Value Fund may also invest in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Emerging Markets Value Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Emerging Markets Value Fund to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other

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assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Value Fund and the Portfolio use derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Emerging Markets Value Portfolio are calculated using the historical highest individual federal marginal

Emerging Markets Value Portfolio Summary Prospectus 7

income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Emerging Markets Value Portfolio Institutional Class Shares—Total Returns

January 2013-December 2022

Highest Quarter 20.97% (10/20–12/20)	Lowest Quarter -31.89% (1/20–3/20)

Annualized Returns (%)
Periods ending December 31, 2022

	1 Year	5 Years	10 Years
Emerging Markets Value Portfolio

Return Before Taxes	-10.74%	-0.09%	1.77%

Return After Taxes on Distributions	-11.62%	-0.83%	1.03%

Return After Taxes on Distributions and Sale of Portfolio Shares	-5.66%	-0.07%	1.28%

MSCI Emerging Markets Value Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-15.83%	-1.59%	0.06%

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Value Portfolio and Emerging Markets Value Fund. Dimensional Fund

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Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Value Fund. The following individuals are responsible for leading the day-to-day management of the Portfolio and Emerging Markets Value Fund:

•

Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•

Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2020.

•	Ethan Wren, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2020.

Purchase and Redemption of Fund Shares

Investors may purchase or redeem shares of the Emerging Markets Value Portfolio on each day that the NYSE is scheduled to be open for business by first contacting the Portfolio’s transfer agent at (888) 576-1167. Shareholders that invest in the Portfolio through a financial intermediary should contact their financial intermediary regarding purchase and redemption procedures. The Portfolio generally is available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Emerging Markets Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Emerging Markets Value Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask

Emerging Markets Value Portfolio Summary Prospectus 9

your financial advisor or visit your financial intermediary’s website for more information.

10 Dimensional Fund Advisors

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 00283425

DFA INVESTMENT DIMENSIONS GROUP INC.
U.S. Targeted Value Portfolio
Emerging Markets Value Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

SUPPLEMENT TO THE
SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF EACH OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information dated February 28, 2023, as amended, of the Class R1 and/or Class R2 shares of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Board of Directors of each Fund approved a Plan of Recapitalization pursuant to which Class R1 shares of the U.S. Targeted Value Portfolio and Class R2 shares of the Portfolios (collectively, the “Class R shares”) will convert into Institutional Class shares of their respective Portfolios (the “Recapitalizations”).

As a result of the Recapitalizations, shareholders holding Class R shares of each Portfolio will receive Institutional Class shares of the same Portfolio in exchange for their Class R shares of the Portfolio with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. Following the Recapitalizations, the Class R shares of each Portfolio will cease operations. The Institutional Class shares of each Portfolio are described in separate summary prospectuses, prospectuses, and statements of additional information. A copy of the summary prospectus describing the Institutional Class shares of each Portfolio is available online at: https://www.dimensional.com/us-en/document-center/ and will be mailed to shareholders, as applicable, following the Recapitalizations.

The Recapitalizations will occur without any action being necessary from shareholders, and shareholders will not bear any fees or expenses in connection with the Recapitalizations. The Recapitalizations are expected to occur on or about June 9, 2023 or such later date as determined by the officers of the Funds (the “Conversion Date”). It is anticipated that the Recapitalizations will be a tax-free event for shareholders of the Portfolios.

In connection with the conversion, effective at the close of market on February 28, 2023, each Portfolio’s Class R shares will be closed to all new investors, except as noted below. Defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans, and their participants, where the Class R shares of a Portfolio were available to participants prior to the close of market on February 28, 2023, may continue to invest in the Class R shares of a Portfolio. Each Portfolio will not accept any additional purchases of Class R shares after the close of market on or about June 7, 2023. The Portfolios reserve the right to change this policy at any time. Of course, shareholders will continue to be able to exchange or redeem their shares in accordance with the policies in the Prospectus, as noted above.

The date of this Supplement is February 28, 2023.

Emerging Markets Value Portfolio

SHARE CLASS (TICKER): CLASS R2 (DFEPX)

Summary Prospectus
February 28, 2023

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://www.dimensional.com/us-en/funds. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com, or from your financial intermediary. The Portfolio’s Prospectus and SAI, both dated February 28, 2023, as may be supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the Emerging Markets Value Portfolio (the “Portfolio”) is to achieve long-term capital appreciation. The Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Master Fund”), which has the same investment objective and policies as the Portfolio.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell Class R2 shares of the Emerging Markets Value Portfolio. You may pay other fees or expenses in connection with your defined contribution, health savings and qualified tuition plans/programs, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)*,**

Management Fee	0.48%

Other Expenses:

Shareholder Services Fees	0.25	%***

Other Expenses	0.06%

Total Other Expenses	0.31%

Total Annual Fund Operating Expenses	0.79%

Fee Waiver and/or Expense Reimbursement	0.10%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%

*

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisor LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

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**

The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.41% to 0.38% effective February 28, 2022.

***

An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).

EXAMPLE

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

The Example reflects the aggregate annual operating expenses of the Portfolio and the Portfolio’s portion of the expenses of the Emerging Markets Value Fund.

PORTFOLIO TURNOVER

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Emerging Markets Value Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Value Fund’s portfolio turnover rate was 14% of the average value of its investment portfolio.

Principal Investment Strategies

The Emerging Markets Value Portfolio invests substantially all of its assets in the Emerging Markets Value Fund. To achieve the Portfolio’s and the Series’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Series’ design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

Emerging Markets Value Portfolio Summary Prospectus 3

The Emerging Markets Value Fund is designed to purchase emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Emerging Markets Value Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/ or higher profitability stocks as compared to their representation in the value segments of the Approved Markets in which the Emerging Markets Value Fund is authorized to invest. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Markets Value Fund may purchase emerging market equity securities across all market capitalizations.

The Advisor may also increase or reduce the Emerging Markets Value Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Fund may also invest in China A-shares (equity securities of companies listed in China) and variable interest entities (special structures that utilize contractual arrangements to provide exposure to certain Chinese companies). The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Emerging Markets Value Fund. Because many of the Emerging Markets Value Fund’s and the Portfolio’s investments may be denominated in foreign currencies, the Emerging Markets Value Fund and the Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the

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settlement of foreign securities or to transfer cash balances from one currency to another currency.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

Principal Risks

Because the value of your investment in the Emerging Markets Value Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or

Emerging Markets Value Portfolio Summary Prospectus 5

less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

China Investments Risk: There are special risks associated with investments in China and Taiwan, which are considered emerging market countries by the Portfolio. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Portfolio. The Emerging Markets Value Fund may also invest in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Emerging Markets Value Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and

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industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Emerging Markets Value Fund to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Value Fund and the Portfolio use derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Emerging Markets Value Portfolio Summary Prospectus 7

Performance

The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year, five year and ten year returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

Emerging Markets Value Portfolio Class R2 Shares—Total Returns

January 2013-December 2022

Highest Quarter 20.89% (10/20–12/20)	Lowest Quarter -31.95% (1/20–3/20)

Annualized Returns (%)
Periods ending December 31, 2022

	1 Year	5 Years	10 Years
Emerging Markets Value Portfolio

Return Before Taxes	-10.96%	-0.34%	1.52%

MSCI Emerging Markets Value Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-15.83%	-1.59%	0.06%

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Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Emerging Markets Value Portfolio and Emerging Markets Value Fund. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Emerging Markets Value Fund. The following individuals are responsible for leading the day to day management of the Portfolio and Emerging Markets Value Fund:

•

Jed S. Fogdall, Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2010.

•

Allen Pu, Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2020.

•	Ethan Wren, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2020.

Purchase and Redemption of Fund Shares

The Class R2 shares of the Emerging Markets Value Portfolio are generally sold only to defined contribution plans, health savings plans, qualified tuition programs and other similar tax-advantaged plans or accounts and employer sponsored non-qualified deferred compensation plans (“Plans”). Investors who are considering an investment in the Portfolio should contact their employer or the Shareholder Services Agent for the Plan for details about the purchase procedures and the classes of shares that are available for purchase. A participant in a Plan or a client of an institution who desires to redeem shares of the Portfolio must furnish a redemption request to the Shareholder Services Agent designated under the Plan or by the institution. All investments are subject to approval of the Advisor.

Tax Information

The dividends and distributions you receive from the Emerging Markets Value Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Emerging Markets Value Portfolio Summary Prospectus 9

Payments to Financial Intermediaries

The Class R2 shares of the Emerging Markets Value Portfolio may pay financial intermediaries (such as Shareholder Services Agents) for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your Shareholder Services Agent or visit your financial intermediary’s website for more information.

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Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 00283500